Fair Value - Summary of Carrying Amount and Fair Value of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 11,129,720	₩ 10,476,853
Financial liabilities	16,915,572	14,597,106
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,980,203	7,017,639
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,437,703	7,316,298
Financial Liabilities At Amortized Costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	263,500	132,558
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	216,040	2,682
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,126	127,929
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,019,592	2,634,624
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,610,377	4,976,423
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	491,713	1,118,619
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	608,389	671,068
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	952,319	809,919
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	347,877	258,516
Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	99,453	7,684
Fair value [member] | Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,578,827	7,643,116
Fair value [member] | Financial Liabilities At Amortized Costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	216,040	2,682
Fair value [member] | Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	18,126	127,929
Fair value [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	491,713	1,118,619
Fair value [member] | Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	952,319	809,919
Fair value [member] | Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	347,877	258,516
Fair value [member] | Derivatives financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 99,453	₩ 7,684